Expense Example {- Investor Freedom Income® Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom Income® Portfolio - VIP Investor Freedom Income Portfolio-Investor VIP
Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542